Commitments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating leases
Less than 12 months	$ 2.6	$ 3.1
12 - 36 months	3.1	3.5
36 - 60 months	1.3	0.8
After 60 months	0.0	0.0
Total	7.0	7.4
Capital Commitments - Contracted for
Long-term Purchase Commitment [Line Items]
Commitments	$ 48.9	$ 120.5